Selected Statement of Operations Data	12 Months Ended
Dec. 31, 2012
Selected Statement of Operations Data

NOTE 13—SELECTED STATEMENT OF OPERATIONS DATA:

a.	Segment and geographical information:

(i)	Reportable segments:

(A)	General

The Company’s two reportable segments are as follows:

1.	Production Solutions for the Electronics Industry—this comprises the design, development, manufacture, marketing and service of yield-enhancing and production solutions for the supply chain of the electronics industry. The Company’s products in this segment include AOI, AOR, imaging and production systems used in the manufacture of PCBs and other electronic components and AOI, test and repair systems used in the manufacture of FPDs. The Company also markets CAM and engineering solutions for PCB production. The Company aggregates two operating segments into this reportable segment based on the similarity of their long-term economic characteristics, products and services, production processes, classes of customers, methods of distribution and inter dependence.

2.	Recognition Software—this comprises the development and marketing of check processing and healthcare revenue cycle management solutions to banks, financial and other payment processing institutions by Orbograph.

In addition to its two reportable segments, certain research, development and marketing initiatives concerning various products not related to the Company’s two reportable segments are classified under “Other”.

(B)	Information on revenues and assets of the reportable segments:

1.	Measurement of revenues and assets of the reportable segments:

The measurement of revenues and assets of the reportable segments is based on the same accounting principles applied in these financial statements.

Segment income or loss reflects the income or loss from continuing operations of the segment and does not include financial expenses—net, taxes on income and loss from discontinued operations since those items are not allocated to the segments.

2.	Financial data relating to reportable segments:

	Production solutions for the electronics industry	Recognition software	Other	Total
	$ in thousands
Year ended December 31, 2012:
Revenues from unaffiliated customers:
Sales of products	238,399	8,098		246,497
Services rendered	148,030	6,204		154,234

Total revenues	386,429	14,302		400,731

Operating income (loss)	(39,371)	3,815	(5,260)	(40,816)

Assets (at end of year)	604,232	24,428	3,162	631,822

Expenditures for segment assets	9,552	59		9,611

Depreciation and amortization	17,590	195	179	17,964

Impairment of intangible assets	30,142			30,142

Year ended December 31, 2011:
Revenues from unaffiliated customers:
Sales of products	417,109	6,859		423,968
Services rendered	135,527	5,818		141,345

Total revenues	552,636	12,677		565,313

Operating income (loss)	62,624	2,725	(5,288)	60,061

Assets (at end of year)	707,360	20,608	3,936	731,904

Expenditures for segment assets	7,291	915	1,658	9,864

Depreciation and amortization	19,645	154	159	19,958

Year ended December 31, 2010:
Revenues from unaffiliated customers:
Sales of products	401,822	7,710		409,532
Services rendered	113,761	6,062		119,823

Total revenues	515,583	13,772		529,355

Operating income (loss)	60,594	3,198	(6,105)	57,687

Assets (at end of year)	583,366	12,795	1,208	597,369

Expenditures for segment assets	6,329	91	332	6,752

Depreciation and amortization	23,331	152	182	23,665

3.	Following is a reconciliation of the assets of the reportable segments to the data included in the consolidated financial statements:

	Year ended December 31
	2012	2011	2010
	$ in thousands
Total assets of reportable segments at end of year	631,822	731,904	597,369
Assets not allocated to segments	21,496	15,579	30,972

Consolidated assets at end of year	653,318	747,483	628,341

(ii)	Geographical information:

Revenues—classified by geographical area (based on the location of customers):
Sales of products:
China	77,840	193,415	101,719
Korea	40,640	69,252	141,674
Taiwan	48,694	50,829	83,045
Japan	24,723	42,995	40,846
North America (*)	23,232	33,013	22,610
Europe	9,005	13,924	16,086
Other (**)	22,363	20,540	3,552

Total sales of products	246,497	423,968	409,532

Services rendered:
China	48,986	39,014	28,978
Korea	22,314	23,602	20,171
Taiwan	26,064	24,212	21,263
Japan	20,886	20,811	19,494
North America (*)	19,944	18,427	17,275
Europe	10,866	11,301	9,899
Other (**)	5,174	3,978	2,743

Total services rendered	154,234	141,345	119,823

	400,731	565,313	529,355

(*)	mainly the United States.
(**)	mainly in the Far East.

(iii)	Property plant and equipment net of accumulated depreciation and amortization by geographical location:

	December 31
	2012	2011	2010
	$ in thousands
Israel	11,343	10,975	10,299
United States	1,891	5,451	5,571
Europe	9,587	6,713	5,466
Other	1,894	3,525	3,506

Total	24,715	26,664	24,842

b.	Major customers

Revenues for the years ended December 31, 2012, 2011 and 2010 included revenues recognized from major customers as below:

	Year ended December 31
	2012	2011	2010
	% of revenues
Customer A	*	*	17
Customer B	*	*	11

*Less	than 10% of the Company’s revenues

All such revenues related to the Production Solutions for the Electronics Industry segment.

c.	Cost of revenues:

	Year ended December 31
	2012*	2011*	2010
	$ in thousands
1) Cost of products sold:
Materials and subcontractors	103,070	194,819	188,471
Labor costs	15,700	22,523	16,675
Overhead and other expenses	10,484	16,670	19,494

	129,254	234,012	224,640

2) Cost of services rendered:
Materials consumed	45,704	36,728	37,691
Labor costs	37,481	33,557	30,633
Overhead and other expenses	22,784	25,145	19,937

	105,969	95,430	88,261

*	Excludes write-down of inventories and non-cancelable commitments in the amount of $14,255,000 and $6,743,000 in the years ended 2012 and 2011, respectively.

d.	Selling, general and administrative expenses

	Year ended December 31
	2012	2011	2010
	$ in thousands
Comprised as follows:
Selling	45,167	43,943	38,970
General and administrative	29,975	28,640	27,294

	75,142	72,583	66,264

e.	Restructuring costs

Year ended December 31
2012
$ in thousands
The primary components of the restructuring costs: Costs relating to workforce reduction	3,885
Other costs, mainly fixed assets impairment	1,178

5,063

During 2012, the Company adopted certain measures designed to realign its infrastructure with current revenue levels and business conditions. These included a reduction in the Company’s worldwide workforce, consolidation of certain Company facilities and other cost-cutting measures, and resulted in a restructuring charge of approximately $5.1 million.

f.	Financial expenses—net:

	Year ended December 31
	2012	2011	2010
	$ in thousands
Income:
Interest:
In respect of bank deposits and marketable securities	2,454	1,834	1,005
Other	58	83	40
Non-Dollar transaction gains—net			8

	2,512	1,917	1,053

Expenses:
Interest:
Bank loan	3,391	4,674	5,935
Costs relating to factoring of letters of credit and promissory notes	122	417	525
Net loss from sale of marketable securities		395	909
Impairment of available-for-sale securities			343
Currency translation adjustments	860
Non-Dollar transaction losses—net	2,545	2,072
Bank charges and other	694	910	625

	7,612	8,468	8,337

	(5,100)	(6,551)	(7,284)

g.	Earnings per share

Following are data relating to the weighted average number of shares for the purpose of computing earnings per share:

	Year ended December 31
	2012	2011	2010
	In thousands
Weighted average number of shares issued and outstanding (net of treasury shares)—used in computation of basic earnings per share	43,501	39,909	34,911
Add—incremental shares from assumed exercise of options	—	907	867

Weighted average number of shares used in computation of diluted earnings per share	43,501	40,816	35,778

Diluted earnings per share for 2011 and 2010 do not reflect ‘out-of-the-money’ options to purchase respective aggregate amounts of, 2,861,827 and 1,782,069 Ordinary Shares, due to their anti-dilutive effect. Diluted earnings per share for 2012 do not reflect ‘in-the-money’ options to purchase an aggregate amount of 570,084 Ordinary shares, due to their anti-dilutive effect.